Commitments and contingencies - Yanacocha - Tax Dispute related to the amortization of the contractual rights (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)
Commitments and contingencies
Contingent liability	$ 10,827,000		S/ 41,358,000	$ 10,364,000	S/ 39,590,000
Interest payable	1,126,000		S/ 4,289,000
Potential liability in the form of fines and interest	254,200,000
Amount related to workers participation	$ 1,289,000	S/ 4,922,000